Segmented information	12 Months Ended
Sep. 30, 2024
Disclosure of operating segments [abstract]
Segmented information	Segmented information
The following tables present information on the Company's operations based on its current management structure. Segment results are based on the location from which the services are delivered - the geographic delivery model (Note 12).
Effective October 1, 2023, as part of the cost optimization program, the Company centralized some internal administrative activities under a corporate function, which were previously presented in revenue under the Asia Pacific segment. The Company has restated the Asia Pacific segmented information for the comparative period to conform with this change.

		Year ended September 30, 2024
	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific	Eliminations	Total
	$	$	$	$	$	$	$	$	$	$	$
Segment revenue	2,600,198	2,327,309	2,034,995	2,001,391	1,658,172	1,584,833	859,263	828,726	956,145	(174,880)	14,676,152
Segment earnings before acquisition-related and integration costs, cost optimization program, net finance costs and income tax expense[1]	334,165	337,325	463,171	322,698	150,913	251,662	133,437	129,277	293,121	—	2,415,769
Acquisition-related and integration costs (Note 27c)											(5,866)
Cost optimization program (Note 25)											(91,063)
Net finance costs (Note 26)											(27,889)
Earnings before income taxes											2,290,951
[1] Total amortization and depreciation of $523,530,000 included in the Western and Southern Europe, U.S. Commercial and State Government, Canada, U.S. Federal, Scandinavia and Central Europe, U.K. and Australia, Finland, Poland and Baltics, Northwest and Central-East Europe and Asia Pacific segments is $71,807,000, $97,552,000, $60,132,000, $60,779,000, $86,683,000, $44,999,000, $37,700,000, $34,970,000, and $28,908,000, respectively, for the year ended September 30, 2024. Impairment in intangible assets of $11,574,000 includes an impairment of a business solution in U.S. Commercial and State Government segment for $7,932,000. This asset was no longer expected to generate future economic benefits.

		Year ended September 30, 2023
	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific	Eliminations	Total
	$	$	$	$	$	$	$	$	$	$	$
Segment revenue	2,605,926	2,277,996	2,064,659	1,935,238	1,648,356	1,455,529	828,951	755,901	904,038	(180,234)	14,296,360
Segment earnings before acquisition-related and integration costs, cost optimization program, net finance costs and income tax expense[1]	355,578	339,410	477,502	306,362	127,320	216,517	110,583	101,871	277,598	—	2,312,741
Acquisition-related and integration costs (Note 27c)											(53,401)
Cost optimization program (Note 25)											(8,964)
Net finance costs (Note 26)											(52,463)
Earnings before income taxes											2,197,913
[1] Total amortization and depreciation of $507,087,000 included in the Western and Southern Europe, U.S. Commercial and State Government, Canada, U.S. Federal, Scandinavia and Central Europe, U.K. and Australia, Finland, Poland and Baltics, Northwest and Central-East Europe and Asia Pacific segments is $85,049,000, $83,359,000, $55,589,000, $59,334,000, $90,098,000, $38,423,000, $38,345,000, $31,616,000 and $25,274,000, respectively, for the year ended September 30, 2023.

The accounting policies of each operating segment are the same as those described in Note 3, Summary of material accounting policies. Intersegment revenue is priced as if the revenue was from third parties.
29.    Segmented information (continued)
GEOGRAPHIC INFORMATION
The following table provides external revenue information based on the client’s location which is different from the revenue presented under operating segments, due to the intersegment revenue, for the years ended September 30:

	2024	2023
	$	$
Western and Southern Europe
France	2,253,580	2,277,088
Portugal	120,471	116,928
Spain	118,693	114,341
Others	56,112	55,519
	2,548,856	2,563,876

U.S.[1]	4,574,294	4,404,982

Canada	2,208,938	2,232,091

Scandinavia and Central Europe
Germany	959,129	925,679
Sweden	692,192	691,240
Norway	110,025	123,366
	1,761,346	1,740,285

U.K. and Australia
U.K.	1,722,485	1,588,665
Australia	71,481	90,576
	1,793,966	1,679,241

Finland, Poland and Baltics
Finland	842,565	820,886
Others	70,958	49,564
	913,523	870,450

Northwest and Central-East Europe
Netherlands	633,337	571,757
Denmark	89,852	95,758
Czech Republic	79,137	72,559
Others	65,789	61,854
	868,115	801,928

Asia Pacific
Others	7,114	3,507
	7,114	3,507
	14,676,152	14,296,360
[1]    External revenue included in the U.S Commercial and State Government and U.S. Federal operating segments was $2,564,710,000 and $2,009,584,000, respectively in 2024 ($2,461,366,000 and $1,943,616,000, respectively in 2023).
29.    Segmented information (continued)
GEOGRAPHIC INFORMATION (CONTINUED)
The following table provides information for PP&E, right-of-use assets, contract costs and intangible assets based on their location:

	As at September 30, 2024	As at September 30, 2023
	$	$
U.S.	656,176	557,381
Canada	433,965	427,811
France	182,015	200,842
U.K.	107,649	115,560
Sweden	105,491	94,801
Finland	101,137	100,212
Germany	94,704	85,013
India	65,185	65,664
Netherlands	54,552	49,570
Rest of the world	94,668	106,292
	1,895,542	1,803,146
INFORMATION ABOUT SERVICES
The following table provides revenue information based on services provided by the Company for the year ended September 30:

	2024	2023
	$	$
Managed IT and business process services	8,041,857	7,674,460
Business and strategic IT consulting and systems integration services	6,634,295	6,621,900
	14,676,152	14,296,360
MAJOR CLIENT INFORMATION
Contracts with the U.S. federal government and its various agencies, included within the U.S. Federal operating segment, accounted for $1,994,150,000 and 13.6% of revenues for the year ended September 30, 2024 ($1,923,977,000 and 13.5% for the year ended September 30, 2023).